                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                       SUPPLEMENT DATED NOVEMBER 10, 2008

                                       TO

              PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement describes certain new investment portfolios for the Class XC, VA, L, L - 4 Year, and C products issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement provides information in addition to that contained in the prospectuses dated November 9, 2006 (as supplemented). Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

1.   SSGA GROWTH AND INCOME ETF PORTFOLIO AND SSGA GROWTH ETF PORTFOLIO

The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) of Met Investors Series Trust are expected to be available on or about November 10, 2008. In the "Investment Portfolio Expenses" table under "Met Investors Series Trust," add the following:

                                                                ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                            12B-1/                FUND       ANNUAL      EXPENSE       ANNUAL
                              MANAGEMENT   SERVICE     OTHER    FEES AND   PORTFOLIO    SUBSIDY OR   PORTFOLIO
                                 FEES        FEES    EXPENSES   EXPENSES    EXPENSES     DEFERRAL     EXPENSES
                              ----------   -------   --------   --------   ---------   -----------   ---------
SSgA Growth and Income ETF
   Portfolio*+                   0.33%      0.25%      0.09%      0.20%      0.87%        0.00%        0.87%
SSgA Growth ETF Portfolio*+      0.33%      0.25%      0.08%      0.22%      0.88%        0.00%        0.88%

* The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.

+ The Management Fee has been restated to reflect an amended management fee agreement that became effective as of September 2, 2008.

                                                                 SUPP-MLIAC51108

In Appendix B, "Participating Investment Portfolios," add the following to the list of portfolios under "MET INVESTORS SERIES TRUST":

     SSGA GROWTH AND INCOME ETF PORTFOLIO

     SUBADVISER: SSgA Funds Management, Inc.

     INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.

     SSGA GROWTH ETF PORTFOLIO

     SUBADVISER: SSgA Funds Management, Inc.

     INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

2.   MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO

The Met/Dimensional International Small Company Portfolio (Class B) of Metropolitan Series Fund, Inc. is expected to be available on or about November 10, 2008. In the "Investment Portfolio Expenses" table under "Metropolitan Series Fund, Inc.," add the following:

                                                                  ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                              12B-1/                FUND       ANNUAL      EXPENSE       ANNUAL
                                MANAGEMENT   SERVICE     OTHER    FEES AND   PORTFOLIO    SUBSIDY OR   PORTFOLIO
                                   FEES        FEES    EXPENSES   EXPENSES    EXPENSES     DEFERRAL     EXPENSES
                                ----------   -------   --------   --------   ---------   -----------   ---------
Met/Dimensional International
   Small Company Portfolio**       0.85%      0.25%      0.30%      0.00%      1.40%        0.00%        1.40%

** The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008.

In Appendix B, "Participating Investment Portfolios," add the following to the list of portfolios under "METROPOLITAN SERIES FUND, INC.":

     MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO

     SUBADVISER: Dimensional Fund Advisors LP

     INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.

3.   DESCRIPTIONS OF THE ASSET ALLOCATION PORTFOLIOS

In the "INVESTMENT OPTIONS" section, after the "Description of the MetLife Asset Allocation Program" section, add the following:

DESCRIPTION OF THE AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS

The following three American Funds Asset Allocation Portfolios (Class C) are each a portfolio of the Met Investors Series Trust. Met Investors Advisory is the investment manager of the American Funds Asset Allocation Portfolios.

AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS
------------------------------------------

     American Funds Moderate Allocation Portfolio
     American Funds Balanced Allocation Portfolio
     American Funds Growth Allocation Portfolio

Each portfolio was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class 1 shares of certain funds of American Funds Insurance Series(R) that invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three primary asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives, policies, investment process and portfolio analytical and management personnel. Periodically, Met Investors Advisory will evaluate each portfolio's allocation among equity, fixed income and cash, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. At the same time, Met Investors Advisory will also consider whether to make changes with respect to the underlying investment portfolios, such as selecting one or more new underlying investment portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)

DESCRIPTION OF THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


The Met/Franklin Templeton Founding Strategy Portfolio invests on a fixed percentage basis in a combination of Met Investors Series Trust portfolios sub-advised by Franklin Templeton, which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Met/Franklin Templeton Founding Strategy Portfolio's assets are allocated on an equal basis (33 1/3%) among the Class A shares of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio. Met Investors Advisory is the investment manager of the Met/Franklin Templeton Founding Strategy Portfolio. Met Investors Advisory will periodically rebalance the portfolio's holdings as deemed necessary to bring the asset allocation of the portfolio back into alignment with its fixed percentage allocations. (See the fund prospectus for more information about the portfolio and the underlying investment portfolios in which it invests.)

DESCRIPTION OF THE SSGA ETF PORTFOLIOS

The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) are each a portfolio of the Met Investors Series Trust. Met Investors Advisory is the investment manager of the SSgA ETF Portfolios.

Each portfolio was designed on established principles of asset allocation. Each portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). Each underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index.

Each of the SSgA ETF Portfolios has a different allocation among various asset classes (including large-, mid- and small-capitalization domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). SSgA Funds Management, Inc. ("SSgA Funds Management"), the portfolios' sub-adviser, establishes specific investment percentages for the asset classes and then selects the underlying ETFs in which a portfolio invests based on, among other things, the historical performance of each ETF and/or asset class, future risk/return expectations, and SSgA Funds Management's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.

SSgA Funds Management will regularly review each portfolio's asset allocation among equities, fixed income and cash/cash equivalents including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. SSgA Funds Management may add new underlying ETFs or replace existing underlying ETFs at its discretion. (See the fund prospectus for more information about each of the SSgA ETF Portfolios and the underlying ETFs.)

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (800) 343-8496
Irvine, CA 92614

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                       SUPPLEMENT DATED NOVEMBER 10, 2008

                                       TO

               PROSPECTUS DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement describes certain new investment portfolios for the Class AA products issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement provides information in addition to that contained in the prospectuses dated November 9, 2006 (as supplemented). Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 562-2027 to request a free copy.

1.   INVESTMENT PORTFOLIO MERGERS

On or about November 10, 2008, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio and the Strategic Growth Portfolio are each expected to be reorganized into a portfolio of the MetLife Asset Allocation Program, as shown in the following table:

Strategic Portfolio                             Successor Portfolio
-------------------                             -------------------
Strategic Growth and Income Portfolio     -->   MetLife Balanced Strategy Portfolio
Strategic Conservative Growth Portfolio   -->   MetLife Growth Strategy Portfolio
Strategic Growth Portfolio                -->   MetLife Aggressive Strategy Portfolio

In the "Investment Portfolio Expenses" table under "Met Investors Series Trust - MetLife Asset Allocation Program," add the following and delete the Strategic
Portfolios:

                                                                           ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                       12B-1/                FUND       ANNUAL      EXPENSE       ANNUAL
                                         MANAGEMENT   SERVICE     OTHER    FEES AND   PORTFOLIO    SUBSIDY OR   PORTFOLIO
                                            FEES        FEES    EXPENSES   EXPENSES    EXPENSES     DEFERRAL     EXPENSES
                                         ----------   -------   --------   --------   ---------   -----------   ---------
MetLife Balanced Strategy Portfolio*        0.06%      0.25%      0.00%      0.69%      1.00%        0.00%        1.00%
MetLife Growth Strategy Portfolio*          0.06%      0.25%      0.00%      0.72%      1.03%        0.00%        1.03%
MetLife Aggressive Strategy Portfolio*      0.09%      0.25%      0.01%      0.72%      1.07%        0.00%        1.07%

* The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

                                                                  SUPP-AC5AA1108

In Appendix B, "Participating Investment Portfolios," add the following to the list of portfolios under "MET INVESTORS SERIES TRUST - MetLife Asset Allocation Program (Class B)" and delete the section titled "MET INVESTORS SERIES TRUST - Gallatin Asset Allocation Portfolios (Class B)":

     METLIFE BALANCED STRATEGY PORTFOLIO

     INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

     METLIFE GROWTH STRATEGY PORTFOLIO

     INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks growth of capital.

     METLIFE AGGRESSIVE STRATEGY PORTFOLIO

     INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.

2.   INVESTMENT PORTFOLIO ADDITIONS

The American Funds Moderate Allocation Portfolio, American Funds Balanced Allocation Portfolio and the American Funds Growth Allocation Portfolio (Class
C) of Met Investors Series Trust are expected to be available on or about November 10, 2008. In the "Investment Portfolio Expenses" table after the "Met Investors Series Trust - MetLife Asset Allocation Program" section, add the following new section:

                                                                               ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                           12B-1/                FUND       ANNUAL      EXPENSE       ANNUAL
                                             MANAGEMENT   SERVICE     OTHER    FEES AND   PORTFOLIO    SUBSIDY OR   PORTFOLIO
                                                FEES        FEES    EXPENSES   EXPENSES    EXPENSES     DEFERRAL     EXPENSES
                                             ----------   -------   --------   --------   ---------   -----------   ---------
MET INVESTORS SERIES TRUST -
AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS

American Funds Moderate Allocation
   Portfolio**, +                               0.10%      0.55%      0.26%      0.41%      1.32%        0.00%        1.32%
American Funds Balanced Allocation
   Portfolio**, +                               0.10%      0.55%      0.15%      0.39%      1.19%        0.00%        1.19%
American Funds Growth Allocation
   Portfolio**, +                               0.10%      0.55%      0.19%      0.36%      1.20%        0.00%        1.20%

** The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008.

+ The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series(R). Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The estimated expenses of the underlying portfolios are based upon the weighted average of the total operating expenses of the underlying portfolios before expense waivers allocated to the portfolios at December 31, 2007.

In Appendix B, "Participating Investment Portfolios," add the following to the list of portfolios after "MET INVESTORS SERIES TRUST -MetLife Asset Allocation Program (Class B)":

     MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS C)

     In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by Met Investors Advisory, LLC are also available under this contract:

     AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO

     INVESTMENT OBJECTIVE: The American Funds Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

     AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO

     INVESTMENT OBJECTIVE: The American Funds Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

     AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO

     INVESTMENT OBJECTIVE: The American Funds Growth Allocation Portfolio seeks growth of capital.

3.   DESCRIPTIONS OF THE ASSET ALLOCATION PORTFOLIOS

In the "INVESTMENT OPTIONS" section, delete the "Description of the Gallatin Asset Allocation Portfolios" section and, in the section titled "Description of the MetLife Asset Allocation Program Portfolios," add the MetLife Balanced Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Aggressive Strategy Portfolio to the list of MetLife Asset Allocation Program Portfolios.

In the "INVESTMENT OPTIONS" section, after the "Description of the MetLife Asset Allocation Program Portfolios" section, add the following:

     DESCRIPTION OF THE AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS

     The following three American Funds Asset Allocation Portfolios (Class C) are each a portfolio of the Met Investors Series Trust. Met Investors Advisory is the investment manager of the American Funds Asset Allocation Portfolios.

     AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS
     ------------------------------------------

          American Funds Moderate Allocation Portfolio
          American Funds Balanced Allocation Portfolio
          American Funds Growth Allocation Portfolio

     Each portfolio was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class 1 shares of certain funds of American Funds Insurance Series(R) that invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three primary asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives, policies, investment process and portfolio analytical and management personnel. Periodically, Met Investors Advisory will evaluate each portfolio's allocation among equity, fixed income and cash, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. At the same time, Met Investors Advisory will also consider whether to make changes with respect to the underlying investment portfolios, such as selecting one or more new underlying investment portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)

     DESCRIPTION OF THE SSGA ETF PORTFOLIOS

     The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) are each a portfolio of the Met Investors Series Trust. Met Investors Advisory is the investment manager of the SSgA ETF Portfolios.

     Each portfolio was designed on established principles of asset allocation. Each portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). Each underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index.

     Each of the SSgA ETF Portfolios has a different allocation among various asset classes (including large-, mid- and small-capitalization domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). SSgA Funds Management, Inc. ("SSgA Funds Management"), the portfolios' sub-adviser, establishes specific investment percentages for the asset classes and then selects the underlying ETFs in which a portfolio invests based on, among other things, the historical performance of each ETF and/or asset class, future risk/return expectations, and SSgA Funds Management's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.

     SSgA Funds Management will regularly review each portfolio's asset allocation among equities, fixed income and cash/cash equivalents including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. SSgA Funds Management may add new underlying ETFs or replace existing underlying ETFs at its discretion. (See the fund prospectus for more information about each of the SSgA ETF Portfolios and the underlying ETFs.)

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (888) 562-2027
Irvine, CA 92614